Stock Options and Stock-Based Compensation (Details 3) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock-based compensation expense	$ 63,800	$ 88,435	$ 267,638	$ 283,481
Selling, General and Administrative Expenses [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock-based compensation expense	58,018	77,705	230,016	251,101
Research and Development Expense [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock-based compensation expense	$ 5,782	$ 10,730	$ 37,622	$ 37,894